Nature of Regulation and Regulatory Matters - ITC (Details) - ITC CAD in Millions, $ in Millions	1 Months Ended		5 Months Ended	12 Months Ended		16 Months Ended
	Sep. 30, 2016 company	Jun. 30, 2016	Sep. 30, 2016 company	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2015 complaint complaint_period	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
ROE refund liability, second refund period
Public Utilities, General Disclosures [Line Items]
Estimated potential refund				$ 145	$ 140		CAD 182	CAD 188
ROE refund liability, second refund period | Minimum
Public Utilities, General Disclosures [Line Items]
Estimated potential refund | $				106
ROE refund liability, second refund period | Maximum
Public Utilities, General Disclosures [Line Items]
Estimated potential refund | $				$ 145
ROE refund liability, initial and second refund periods
Public Utilities, General Disclosures [Line Items]
Complaints (number) | complaint						2
Number of complaint periods | complaint_period						2
Complaint period						15 months
ROE refund liability, initial complaint
Public Utilities, General Disclosures [Line Items]
Refunds, including interest					$ 118			CAD 158
FERC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula (years)				1 year
Approved cost-based formula, annual true-up (period)				2 years
Capital structure of common equity (percent)				60.00%	60.00%
ROE (percent)	10.32%		12.38%
Recommended ROE (percent)		9.70%
Number of utilities | company	3		3
FERC | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)	11.35%		13.88%
Recommended ROE (percent)		10.68%
FERC | ROE refund liability, initial and second refund periods
Public Utilities, General Disclosures [Line Items]
Complaints (number) | complaint						2
ROE (percent)						12.38%